Operating Segments - Schedule of Present Summary Information of Operations by Geographical Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	$ 36,184,000
United States and Canada [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	13,427,900
Asia - Pacific [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	16,242,500
Europe, Middle East and Africa [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	4,399,700
Latin America [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	2,113,900
Membership and top-up streaming services revenue [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	31,586,800
Membership and top-up streaming services revenue [Member] | United States and Canada [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	13,427,900
Membership and top-up streaming services revenue [Member] | Asia - Pacific [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	11,645,300
Membership and top-up streaming services revenue [Member] | Europe, Middle East and Africa [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	4,399,700
Membership and top-up streaming services revenue [Member] | Latin America [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	2,113,900
Online advertising services revenue [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	3,698,500
Online advertising services revenue [Member] | United States and Canada [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues
Online advertising services revenue [Member] | Asia - Pacific [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	3,698,500
Online advertising services revenue [Member] | Europe, Middle East and Africa [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues
Online advertising services revenue [Member] | Latin America [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues
Content licensing [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	898,700
Content licensing [Member] | United States and Canada [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues
Content licensing [Member] | Asia - Pacific [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues	898,700
Content licensing [Member] | Europe, Middle East and Africa [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues
Content licensing [Member] | Latin America [Member]
Schedule of Present Summary Information of Operations by Geographical Area [Line Items]
Revenues